                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                     FORM 10-D

                                Asset-Backed Issuer
              Distribution Report Pursuant to Section 13 or 15(d) of
                         The Securities Exchange Act of 1934


                     For the monthly distribution period from
                         August 01, 2006 to August 31, 2006

        Commission File Number of issuing entity:  000-23108

                            DISCOVER CARD MASTER TRUST I
             (Exact name of issuing entity as specified in its charter)


        Commission File Number of depositor:  000-23108

                                   Discover Bank
               (Exact name of depositor as specified in its charter)

                                   Discover Bank
                (Exact name of sponsor as specified in its charter)

        Delaware                                        51-0020270
        (State or jurisdiction of Incorporation or      (IRS Employer
        organization of the issuing entity)             Identification No.)


        c/o Discover Bank
        12 Read's Way
        New Castle, Delaware                                           19720
        (Address of principal executive offices of the            (Zip Code)
        issuing entity)


                                   (302) 323-7434
                      (Telephone Number, including area code)


        Title of Class    Registered/reporting pursuant to (check one)

        Credit Card Pass-Through Certificates           Section 15(d)
                                                          x


        Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements on Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.


        Indicate by check mark whether the registrant (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements
        for the past 90 days.  Yes x   No ___

PART I  DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Additional Accounts: As of September 1, 2006 (the "Addition Date"), Discover Bank, on behalf of the holder of the Seller Certificate, designated certain Discover Card accounts originated by Discover Bank (the "Additional Accounts") to be added to the Discover Card Master Trust I (the "Trust") as "Accounts" pursuant to Section 2.10(b) of the Amended and Restated Pooling and Servicing Agreement, as amended (the "Pooling and Servicing Agreement"), dated as of November 3, 2004, between Discover Bank as Master Servicer, Servicer, and Seller and U.S. Bank National Association as Trustee. The aggregate amount of receivables billed to the Additional Accounts as of the Addition Date was $3,036,552,722.90. After giving effect to the inclusion of the Additional Accounts, the aggregate amount of Receivables (as defined in the Pooling and Servicing Agreement) in the Trust on the Addition Date was $34,120,316,725.56. For further information regarding the composition of the receivables following the addition of accounts, refer to the 8-K filed on behalf of the Trust on September 7, 2006.



Delay of Commencement of Accumulation Period: On August 31, 2006, Discover Bank, pursuant to the Pooling and Servicing Agreement, and the applicable series supplements thereto, excercised its right to delay the Accumulation Period (as defined in the applicable series supplements to the Poolng and Servicing Agreement) for Series 2002-2, Series 2003-1, Subseries 3, and Series 2004-1. The commencement of the Accumulation Period will be delayed through March 1, 2007, for Series 2002-2. The commencement of Accumulation Period will be delayed through April 1, 2007, for Series 2003-1, Subseries 3, and Series 2004-1.



Pool and performance data with respect to the receivables that comprise the assets of the Trust and the publicly issued and outstanding series of the Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:



(A)   Series 1996-4:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B)   Series 2000-4:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2000-4, which is attached as Exhibit 99(b) hereto.

(C)   Series 2000-7:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2000-7, which is attached as Exhibit 99(c) hereto.

(D)   Series 2001-1:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2001-1, which is attached as Exhibit 99(d) hereto.

(E)   Series 2002-2:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2002-2, which is attached as Exhibit 99(e) hereto.

(F)   Series 2002-3:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2002-3, which is attached as Exhibit 99(f) hereto.

(G)   Series 2003-1, Subseries 2:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2003-1, Subseries 2, which is attached as Exhibit 99(g) hereto.

(H)   Series 2003-1, Subseries 3:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2003-1, Subseries 3, which is attached as Exhibit 99(h) hereto.

(I)   Series 2003-2:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2003-2, which is attached as Exhibit 99(i) hereto.

(J)   Series 2003-3:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2003-3, which is attached as Exhibit 99(j) hereto.

(K)   Series 2003-4, Subseries 1:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2003-4, Subseries 1, which is attached as Exhibit 99(k) hereto.

(L)   Series 2003-4, Subseries 2:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 99(l) hereto.

(M)   Series 2004-1:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2004-1, which is attached as Exhibit 99(m) hereto.

(N)   Series 2004-2, Subseries 1:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2004-2, Subseries 1, which is attached as Exhibit 99(n) hereto.

(O)   Series 2004-2, Subseries 2:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2004-2, Subseries 2, which is attached as Exhibit 99(o) hereto.

(P)   Series 2005-1:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2005-1, which is attached as Exhibit 99(p) hereto.

(Q)   Series 2005-2:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2005-2, which is attached as Exhibit 99(q) hereto.

(R)   Series 2005-3:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2005-3, which is attached as Exhibit 99(r) hereto.

(S)   Series 2005-4, Subseries 1:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 99(s) hereto.

(T)   Series 2005-4, Subseries 2:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(t) hereto.

(U)   Series 2006-1, Subseries 1:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2006-1, Subseries 1, which is attached as Exhibit 99(u) hereto.

(V)   Series 2006-1, Subseries 2:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(v) hereto.

(W)   Series 2006-2, Subseries 1:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2006-2, Subseries 1, which is attached as Exhibit 99(w) hereto.

(X)   Series 2006-2, Subseries 2:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(x) hereto.

(Y)   Series 2006-2, Subseries 3:
On September 13, 2006 the Registrant made available the Monthly
Certificateholders' Statement for August 2006 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(y) hereto.




Item 9.        Exhibits

Exhibit No.       Description

99(a) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 1996-4.

99(b) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2000-4.

99(c) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2000-7.

99(d) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2001-1.

99(e) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2002-2.

99(f) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2002-3.

99(g) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2003-1, Subseries 2.

99(h) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2003-1, Subseries 3.

99(i) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2003-2.

99(j) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2003-3.

99(k) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2003-4, Subseries 1.

99(l) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2003-4, Subseries 2.

99(m) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2004-1.

99(n) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2004-2, Subseries 1.

99(o) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2004-2, Subseries 2.

99(p) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2005-1.

99(q) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2005-2.

99(r) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2005-3.

99(s) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2005-4, Subseries 1.

99(t) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2005-4, Subseries 2.

99(u) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2006-1, Subseries 1.

99(v) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2006-1, Subseries 2.

99(w) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2006-2, Subseries 1.

99(x) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2006-2, Subseries 2.

99(y) Monthly Certificateholders' Statement, related to the month August 31, 2006, for Series 2006-2, Subseries 3.



                                  SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    DISCOVER BANK
                                    (Depositor)

                                    /s/ Michael F. Rickert

     Date: September 13, 2006       Michael F. Rickert
                                    Vice President, Chief Accounting
                                    Officer, and Treasurer










                     EXHIBIT INDEX

 Exhibit No.         Description


 99(a) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 1996-4.


 99(b) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2000-4.


 99(c) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2000-7.


 99(d) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2001-1.


 99(e) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2002-2.


 99(f) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2002-3.


 99(g) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2003-1, Subseries 2.


 99(h) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2003-1, Subseries 3.


 99(i) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2003-2.


 99(j) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2003-3.


 99(k) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2003-4, Subseries 1.


 99(l) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2003-4, Subseries 2.


 99(m) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2004-1.


 99(n) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2004-2, Subseries 1.


 99(o) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2004-2, Subseries 2.


 99(p) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2005-1.


 99(q) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2005-2.


 99(r) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2005-3.


 99(s) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2005-4, Subseries 1.


 99(t) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2005-4, Subseries 2.


 99(u) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2006-1, Subseries 1.


 99(v) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2006-1, Subseries 2.


 99(w) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2006-2, Subseries 1.


 99(x) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2006-2, Subseries 2.


 99(y) Monthly Certificateholders' Statement, related to the month ending August 31, 2006, for Series 2006-2, Subseries 3.